Investment Securities, Residential Mortgage-Backed Securities, Credit Loss Component (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Total investment securities	$ 183	$ 256	$ 541
Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Total investment securities	72	84	252
Significant inputs (non-agency - non-investment grade MBS) [Abstract]
Expected remaining life of loan losses From	0.00%	1.00%	0.00%
Expected remaining life of loan losses To	20.00%	44.00%	48.00%
Credit impairment distribution [Abstract]
0 - 10% range	91.00%	77.00%	42.00%
10 - 20% range	8.00%	11.00%	18.00%
20 - 30% range	1.00%	4.00%	28.00%
Greater than 30%	0.00%	8.00%	12.00%
Weighted average loss rate	6.00%	8.00%	12.00%
Current subordination levels [Abstract]
Current subordination levels From	0.00%	0.00%	0.00%
Current subordination levels To	41.00%	57.00%	25.00%
Current subordination levels Weighted average	0.00%	2.00%	4.00%
Prepayment speed (annual CPR)
Prepayment speed From	4.00%	5.00%	3.00%
Prepayment speed To	27.00%	29.00%	19.00%
Prepayment speed Weighted average	16.00%	15.00%	11.00%
Investment grade [Member] | Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Total investment securities	0	0	5
Non-investment grade [Member] | Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Total investment securities	$ 72	$ 84	$ 247